Property, Equipment and Software, net - Schedule of Depreciation and Amortization (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net
Total depreciation and amortization	$ 67	$ 64	$ 57	$ 121	$ 205	$ 185	$ 253	$ 34
Cost of revenue
Property and equipment, net
Total depreciation and amortization	41	42			125	125	218	28
General and administrative
Property and equipment, net
Total depreciation and amortization	$ 26	$ 22			$ 80	$ 60	$ 35	$ 6